Description of business - Additional Information (Detail) - Deficit [member]	12 Months Ended
Dec. 31, 2019 USD ($)
Statement [Line Items]
Comprehensive income (loss)	$ 41,907,079
Shareholders' deficiency	$ 11,681,831